Investment Strategy	Nov. 30, 2025
ACR Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to preserve capital during periods of economic decline. In seeking to preserve capital, ACR Alpine Capital Research, LLC (“ACR Alpine Capital Research”, “ACR” or the “Advisor”) seeks to identify and avoid “permanent loss.” The Advisor considers permanent loss to refer to two general types of economic losses through a full market cycle: (i) the impairment of the fundamental value of a security and (ii) the payment of a speculative (higher) price to acquire the fundamental value of a security. The Advisor considers the fundamental value of a security to be impaired when the earning power of an enterprise or security permanently declines, or the assets of an enterprise must be sold or written down for a loss. The Advisor considers a security’s price to be speculative when it is inordinately high relative to the Advisor’s estimated fundamental value of the security. In addition, the Advisor evaluates the financial condition of the enterprise or security in which the Fund invests to determine its ability to withstand difficult economic conditions.

The Fund also seeks to provide above average absolute and relative returns in the long run.

•   “Above average absolute returns” means returns higher than a “fair” equity-like return (i.e., the stock market returns over a full market cycle) commensurate with the risk of investing in equities in the long run. There is no assurance the Fund will provide above average absolute returns in the long run. In seeking above average absolute returns, the Advisor assigns a required return to each of the securities it selects for investment based on the Advisor’s assessment of the risk of the security. The weighted average required return of the portfolio becomes the absolute return expectation for the Fund. The Advisor then seeks to purchase each security at a discount to its estimated intrinsic value, to assure a margin of safety against a return below its assigned required absolute return expectation.

•   “Above average relative returns” means returns higher than returns of an equity market benchmark in the long run. The Advisor has selected the MSCI All-Country World (Net) Index (“MSCI ACWI (Net) Index”) as the Fund’s benchmark because it is a broad proxy for the world equity market. In seeking above average relative returns, the Advisor engages in research to identify companies and securities which are undervalued by the securities markets.

•   The Advisor defines “long run” as a period of time that includes both an up and down equity market. A down market is characterized with a peak to trough decline of 20% or greater, otherwise known as a “full market cycle”. A full market cycle can be measured from a prior equity market peak to the next equity market peak. Full market cycles are usually measured in years.

Under normal circumstances, the Fund pursues its investment objectives by investing its assets in equity securities, debt securities, derivatives, cash and cash equivalents. The Fund is not limited by security type, issuer size or geographic location, and may invest in securities of issuers in emerging markets as well as developed markets. The Fund invests in the asset class or classes in which the Advisor sees the best opportunity for appreciation. The Advisor seeks to identify companies and securities which are undervalued by the securities markets. The Advisor estimates the intrinsic value of companies and invests in securities across the capital structure, including related derivatives, which the Advisor believes provide an optimal combination of return and risk. In selecting securities for the Fund, the Advisor engages in an extensive search process across global markets for companies with desirable investment characteristics. The Advisor also conducts research on the financial and business characteristics of potential and current investments. The Fund may hold a significant amount in cash or cash equivalents in markets where the Advisor cannot find enough securities that meet its risk and return thresholds.

Equity securities in which the Fund may invest include common stocks, convertible securities, rights and warrants. The Fund may invest in debt securities of any maturity and credit quality and the Fund may purchase high yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings Ltd. (“Fitch”) (or if unrated, determined by the Advisor to be of comparable credit quality). The Fund’s investments in high yield securities may include mezzanine securities, which are subordinated debt securities generally issued in private placements in connection with issuance of equity securities (e.g., with attached warrants). The Fund may invest in bank loans and loan participations. The Advisor may also invest in derivatives, which include, but are not limited to, futures, options, swaps (including total return swaps) and forward contracts. The Advisor may utilize derivatives to profit from expected price appreciation or depreciation of an underlying security, to generate a desired return stream, to generate incremental income, or to create a desired excess return spread over a market average yield or estimated fair return.

The Fund may also invest in other types of financing instruments such as convertible bonds and preferred stocks, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and real estate investment trusts (“REITs”). In addition, the Advisor may use a short selling strategy for a portion of the Fund. The Fund will engage in two general types of short positions: directional and arbitrage. Directional short selling refers to selling short securities or groups of securities based on the Advisor’s assessment that the prices of the securities are significantly higher than their intrinsic values. Arbitrage short selling refers to selling short securities the Advisor considers to be overpriced in combination with related long positions in securities the Advisor considers to be underpriced, seeking to profit when the prices of the two securities converge. The Advisor may also invest in arbitrage or event-related securities, using fundamental analysis of the intrinsic values of companies to seek to profit from securities it deems to be relatively mispriced due to the market under or overestimating the successful completion of corporate events, including mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

The Advisor emphasizes “quality” and “opportunity” when making investment decisions for the Fund. The Advisor defines the quality of a security by the reliability of the cash flows or assets which are the basis of the security’s estimated intrinsic value. The Advisor believes a quantifiable margin of safety is the hallmark of a quality investment. The Advisor defines the opportunity of an investment by the price paid for the estimated intrinsic value received. For equity investments, the Advisor’s estimated intrinsic value of a company must be significantly greater than its price. In seeking opportunistic investments in higher rated fixed income investments, the Advisor believes an issuer’s available resources must be significantly greater than the interest and principal due the investor. For lower rated fixed income investments selling below their principal value, the Advisor believes the value of the assets backing an issue must be significantly greater than its price. For other types of investments and as a general rule, the Advisor believes the probability of achieving a return commensurate with the risk taken must be very high.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

ACR Equity International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. The Fund will invest primarily in equity securities, including common stock, preferred stock, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs are similar to ADRs, except that they may be traded in international trading markets. The Fund may invest in shares of other registered investment companies and exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities of companies located outside of the United States.

The Fund will invest primarily in the equity securities of companies: (i) that are organized under the laws of a foreign country or maintain principal offices or headquarters in a foreign country; (ii) the securities of which are principally traded in a foreign country; or (iii) that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in a foreign country, or have at least 50% of their assets in a foreign country. The Fund will allocate its assets among various regions and countries and will normally invest its assets in issuers representing at least three different countries outside of the United States. The Fund may, from time to time, have significant exposure to certain geographic regions and countries, including Europe and the United Kingdom. ACR Alpine Capital Research, LLC (“ACR Alpine Capital Research”, “ACR” or the “Advisor”) does not expect, under normal circumstances, to invest more than 35% of the Fund’s net assets in securities of companies located in emerging markets; however, the Fund’s investments in emerging markets may exceed this amount from time to time depending on market opportunities. The Fund may invest in companies of any market capitalization. The Fund’s investments may be denominated in foreign currencies.

The Advisor adheres to a bottom-up due diligence and a fundamental valuation process in which each prospective investment is analyzed from an operating quality perspective, a financial quality perspective and a valuation perspective. The Advisor considers a company with high operating quality to have an understandable business model, a solid competitive position, long term staying power, sufficient returns on capital, a management team that allocates capital appropriately, and competitive dynamics that can be reasonably forecasted and will not be significantly impacted by technological developments or foreign competition. The Advisor considers a company with high financial quality to have understandable financial statements, appropriate accounting judgment, a conservative balance sheet, an appropriate capital structure for the cyclicality and profit profile of the business, a sustainable debt maturity schedule, and understandable cash flow dynamics. The Advisor’s fundamental valuation process considers the long term cash flows a company generates and the manners in which the company may distribute those cash flows. In seeking to generate “quality returns,” the Fund will attempt to limit its investments to those with reasonable and sustainable returns for full market cycles — i.e., returns from companies that the Advisor believes are well positioned to be in business over the long term, have a high likelihood of generating sufficient returns on capital, and are capitalized conservatively so that the company should remain solvent during, and be able to overcome, any near to medium term recessions or market headwinds.

With respect to the Fund’s objective, the Advisor defines certain terms as follows:

•   “Permanent impairment” means a loss of value on the purchase price of an investment that the Advisor, believes will not be recovered together with a reasonable return on the purchase price.

•   “Cost of capital” refers to the opportunity cost of making a specific investment. It is the rate of return that an investor believes, at the time of an investment, could have been earned by putting the same money into a different investment with equal risk. The Fund’s cost of capital at any time is the weighted average of the cost of capital of the securities that comprise the Fund’s portfolio, as estimated by the Advisor.

•   “Fund’s benchmark” means the MSCI All Country World (Net) Index Ex-U.S. (“MSCI ACWI ex USA (Net) Index”). The Advisor has selected the MSCI ACWI ex USA (Net) Index as the Fund’s benchmark because it is a broad proxy for the world equity market excluding U.S.-based companies.

•   “Full market cycle” means a period of time that includes both an up and down equity market. A down market is characterized with a peak to trough decline of 20% or greater. A full market cycle can be measured from a prior equity market peak to the next equity market peak. Full market cycles are usually measured in years.

When fully invested, the Fund’s portfolio will generally consist of approximately 20 holdings and will not be limited by security type, issuer size or geographic location. The Fund may hold a significant amount in cash or cash equivalents in markets where the Advisor cannot find enough securities that meet its risk and return thresholds. For example, the cash allocation may be larger during times of high security prices with relatively few investment opportunities and may also be significantly lower, or zero, during periods of ample investment opportunities that adhere to the Fund’s investment criteria. The Fund will generally invest 3-5% of its net assets in any new investment. The Advisor will consider specific risk factors of the individual companies that comprise the Fund’s portfolio (e.g., currency exposure, interest rate sensitivity, end market exposure, customer concentration, commodity prices), in addition to the Fund’s industry exposure, in an effort to prevent the Fund’s portfolio from being overly exposed to a specific factor or industry that could impair the portfolio’s return.

Investments are sold for five general reasons: (1) an unanticipated change at the company, (2) an error in the analysis of the company, (3) an ability to invest in a superior investment opportunity that requires the sale of a current portfolio holding that has a relatively inferior prospective return, (4) a share price approaching/reaching/exceeding the estimate of intrinsic value, or (5) the Fund requires cash to meet redemption requests.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.